PARENT ENTITY DISCLOSURES	12 Months Ended
Jun. 30, 2022
PARENT ENTITY DISCLOSURES [Abstract]
PARENT ENTITY DISCLOSURES
17.	PARENT ENTITY DISCLOSURES

	2022	2021
	US$	US$
(a) Financial Position
Assets
Current Assets	5,516,069	1,530,089
Non-Current Assets	2,814,470	340,969
Total Assets	8,330,539	1,871,058

Liabilities
Current Liabilities	910,820	110,938
Total Liabilities	910,820	110,938

Equity
Contributed equity	32,887,506	13,360,608
Reserves	11,844,139	5,723,616
Accumulated losses	(37,311,926)	(17,324,104)
Total Equity	7,419,719	1,760,120

(b) Financial Performance
Loss for the year/period	(19,987,822)	(15,169,532)
Other comprehensive (loss)/income	(2,127,327)	96,762
Total comprehensive loss	(22,115,149)	(15,072,770)

(c)	Other

No guarantees have been entered into by the parent entity in relation to its subsidiaries.

Refer to Note 22 for details of contingent assets and liabilities.